SUPPLEMENTAL FINANCIAL INFORMATION - Finance income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	$ (2,859)	$ (4,127)
Interest income
SUPPLEMENTAL FINANCIAL INFORMATION
Finance income, net	1,419	383
Interest expense
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	(6)	(2)
Accretion expense - Deferred revenue
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	(2,774)	(3,098)
Accretion expense - Post-employment benefits
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	(22)	(23)
Accretion expense - Reclamation obligations
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	(1,444)	(1,343)
Accretion expense - Debt obligations
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	(32)	(44)
Supplement Financial Information
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	$ (2,859)	$ (4,127)